Summary of Balance Sheet Information Under The Equity Method Investment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investment Summarized Financial Information [Abstract]
Current Assets	$ 74,430	$ 133,171
Noncurrent Assets	124,862	189,536
Total Assets	199,292	322,707
Current Liabilities	91,268	176,165
Noncurrent Liabilities	86,963	112,162
Total Liabilities	$ 178,231	$ 288,327